Financial Risk Management and Policies	12 Months Ended
Dec. 31, 2019
Financial Risk Management And Policies [Abstract]
FINANCIAL RISK MANAGEMENT AND POLICIES
24	FINANCIAL RISK MANAGEMENT AND POLICIES

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks and interest bearing loans and borrowings at variable rates.

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in interest rates, with other variables held constant, of the Group’s profit for one year corresponding to the impact of the floating rate borrowings for one year. The effect of the interest rate swap has been excluded from the sensitivity as the Group does not apply hedge accounting.

Effect on
profit
USD

2019
+40 increase in basis points	347,971
-40 decrease in basis points	(347,971)

2018
+40 increase in basis points	(381,713)
-40 decrease in basis points	381,713

Currency risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2019 and 2018.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored. The Group has only one customer as at 31 December 2019 (31 December 2018: one customer).

Liquidity risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to term loans to ensure compliance with all covenants for each specific facility. Refer note 2.2 for further details.

The table below summarizes the maturity profile of the Group’s financial liabilities at 31 December 2019 and 31 December 2018 based on contractual undiscounted payments.

	On	Less than	3 months	1 to 5
	demand	3 months	to 1 year	years	> 5 years	Total
	USD	USD	USD	USD	USD	USD

31 December 2019
Term loans (including accrued interest)	-	8,101,006	9,178,414	34,165,752	40,550,347	91,995,519
Lease liability	-	2,359,590	-	9,919,810	213,469,799	225,749,199
Derivative financial instruments	-	-	1,518,249	-	-	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	-	26,350,143	31,469,596	-	-	57,819,739

Total	-	36,810,739	42,166,259	44,085,562	254,020,146	377,082,706

31 December 2018
Bank overdraft	3,745,048	-	-	-	-	3,745,048
Term loans (including accrued interest)	95,702,779	-	-	-	-	95,702,779
Lease liability	-	2,313,323	-	9,725,304	216,023,896	228,062,523
Derivative financial instruments	-	-	1,190,073	-	-	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	-	2,120,877	5,972,230	-	-	8,093,107

Total	99,447,827	4,434,200	7,162,303	9,725,304	216,023,896	336,793,530

Capital management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, term loans, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings. Refer to note 15 for discussion on Group’s debt covenants.

	2019	2018
	USD	USD

Term loans	88,700,137	94,792,088
Lease liability	30,779,137	30,221,425
Less: cash and cash equivalents	(19,830,771)	3,707,697

Net debt	99,648,503	128,721,210

Total capital	125,125,875	60,977,933

Capital and net debt	224,774,378	189,699,143

Gearing ratio	44%	68%